DIVESTITURE	12 Months Ended
Jan. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DIVESTITURE	DIVESTITURE
On December 1, 2022 Cognyte sold Situational Intelligence Solutions (“SIS”) business to Volaris group (“Volaris”). As consideration for the sale, Cognyte received $42.4 million in cash and $4.7 million in hold back which was paid during the year ended January 31, 2024. The sale included equity interests, assets and liabilities attributable to the SIS business for a total consideration of $47.1 million, plus a performance based earn-out which was not reached as of January 31, 2025. The SIS sale resulted in a pre-tax gain on sale of $5.8 million, net of $4.7 million closing costs included in Other (expenses) income, net in the consolidated statements of operations of the year ended January 31, 2023. The sale price was subject to adjustment based on changes in actual closing net working capital. The sale price was adjusted during the year ended January 31, 2024 based on changes in actual closing net working capital and the completion of asset transfer which resulted in an additional pre-tax gain of $4.8 million recorded within other income. Proceeds from the divestiture were $4.9 million and $5.0 million during the years ended January 31, 2025 and 2024, respectively.

In connection with the sale, the Company and Volaris entered into a transition services agreement whereby the Company provides certain post-closing services to Volaris related to the business of SIS.

The transaction did not meet the criteria set forth in ASC 205-20 for discontinued operations as it did not reflect a significant strategic shift that would have a major effect on the Company's operations or financial results.

The following is a summary of the assets and liabilities distributed as part of the SIS completed sale as of January 31, 2024:

As of January 31,
(in thousands)	2024
Current assets:
Accounts receivable	$5,719
Contract assets, net	2,091
Inventories	731
Prepaid expenses and other current assets	407
Total current assets	8,948
Property and equipment, net	1,424
Operating lease right-of-use assets	710
Goodwill	31,865
Intangible assets, net	415
Deferred income taxes	162
Other assets	3,392
Total assets	$46,916

Current liabilities:
Accounts payable	$1,327
Accrued expenses and other current liabilities	1,257
Contract liabilities	5,863
Total current liabilities	8,447
Long-term contract liabilities	946
Operating lease liabilities	510
Total liabilities	$9,903